SHARE-BASED PAYMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $	$ 11,687		$ 8,063
Stock options available for issuance | shares	2,950,529	2,950,529
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $	$ 11,700		$ 8,100
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | $ / shares		$ 4.36		$ 4.69
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | $ / shares		$ 4.36		$ 4.69
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum issue of shares permitted | shares	12,200,000